Property, Plant, and Equipment	12 Months Ended
Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment
Property, Plant, and Equipment
Property, plant, and equipment is stated at cost and depreciated over estimated useful lives using a straight-line method. Machinery and equipment are depreciated over 2 to 7 years and buildings and improvements are depreciated over 3 to 40 years. Depreciation expense was $38,953 in fiscal year 2016, $35,405 in fiscal year 2015, and $24,891 in fiscal year 2014.

We review property, plant, and equipment for impairment when indicators of potential impairment are present. When such impairment is identified, it is recorded as a loss in that period. Maintenance and repairs are charged to expense as incurred. Major improvements that extend useful lives are capitalized and depreciated. The cost and accumulated depreciation of property, plant, and equipment retired or otherwise disposed of are removed from the related accounts, and any residual values are charged or credited to income.

Property, plant, and equipment consists of the following:

	March 31
	2016	2015
Land	$8,968	$8,614
Buildings and improvements	56,022	47,752
Machinery and equipment	286,577	250,210
Property not yet in service	39,970	39,110
Gross property, plant, and equipment	391,537	345,686
Less accumulated depreciation	(188,052)	(155,079)
Net property, plant, and equipment	$203,485	$190,607